Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Commitments and Contingencies (Textual)
Rental expense	$ 1,255	$ 1,281	$ 1,145
Capital expenditure contracted for property, plant and equipment	$ 20